Schedule of Investments (unaudited)
October 31, 2025
iShares® Self-Driving EV and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.3%
Pilbara Minerals Ltd.(a)(b)	2,645,526	$5,692,600
Canada — 0.7%
NFI Group Inc.(a)	110,598	1,130,780
China — 22.3%
BYD Co. Ltd., Class H	305,600	3,948,347
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	377,880	2,495,385
Li Auto Inc., Class A(a)	351,400	3,646,503
NIO Inc., Class A(a)(b)	1,412,560	10,213,549
Tianneng Power International Ltd.(b)	622,000	689,536
Tianqi Lithium Corp., Class H(a)(b)	132,000	811,414
XPeng Inc., Class A(a)(b)	526,800	6,137,305
Zeekr Intelligent Technology Holding Ltd., ADR(a)	198,114	5,652,192
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	622,300	4,661,452
		38,255,683
France — 3.1%
Forvia SE(a)	86,473	1,107,336
Renault SA	106,738	4,147,752
		5,255,088
Germany — 1.8%
Continental AG	40,827	3,119,668
Japan — 1.7%
GS Yuasa Corp.	86,300	2,409,889
TS Tech Co. Ltd.	43,900	520,293
		2,930,182
South Korea — 18.3%
Hyundai Mobis Co. Ltd.	18,916	4,183,036
LG Chem Ltd.	35,259	9,807,226
LG Energy Solution Ltd.(a)	24,416	8,082,841
Samsung SDI Co. Ltd.	40,765	9,185,225
Sebang Global Battery Co. Ltd.	5,262	240,282
		31,498,610
Sweden — 0.9%
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	1,927,877	1,628,863
Switzerland — 2.7%
ABB Ltd., Registered	61,577	4,578,097
Taiwan — 0.6%
Advanced Energy Solution Holding Co. Ltd.	29,000	1,103,966
United Kingdom — 1.7%
Spectris PLC	53,164	2,868,060
United States — 32.3%
Adient PLC(a)(b)	45,231	1,048,907
Albemarle Corp.	87,396	8,584,909
Aptiv PLC(a)	53,067	4,303,734
Aurora Innovation Inc., Class A(a)(b)	530,991	2,782,393
Autoliv Inc.	39,226	4,581,597
Blue Bird Corp.(a)	29,051	1,451,388
ChargePoint Holdings Inc.(a)(b)	18,842	203,493
CTS Corp.(b)	15,786	655,277
EVgo Inc., Class A(a)(b)	118,197	485,789
Security	Shares	Value
United States (continued)
Gentex Corp.	121,216	$2,842,515
Gentherm Inc.(a)	16,272	598,809
Lear Corp.	28,854	3,019,571
Lucid Group Inc., Class A(a)(b)	111,889	1,986,030
Ouster Inc.(a)	26,205	874,199
QuantumScape Corp., Class A(a)(b)	369,055	6,805,374
Rivian Automotive Inc., Class A(a)(b)	373,456	5,067,798
Serve Robotics Inc.(a)(b)	39,864	527,401
Tesla Inc.(a)	17,716	8,088,417
Visteon Corp.	14,530	1,557,035
		55,464,636
Total Common Stocks — 89.4% (Cost: $134,366,355)		153,526,233
Preferred Stocks
Chile — 3.7%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	132,179	6,431,045
Germany — 6.2%
Porsche Automobil Holding SE, Preference Shares, NVS	134,707	5,352,376
Volkswagen AG, Preference Shares, NVS	50,093	5,216,522
		10,568,898
Total Preferred Stocks — 9.9% (Cost: $19,386,027)		16,999,943
Total Long-Term Investments — 99.3% (Cost: $153,752,382)		170,526,176
Short-Term Securities
Money Market Funds — 17.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	30,465,924	30,481,157
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	70,000	70,000
Total Short-Term Securities — 17.8% (Cost: $30,551,157)		30,551,157
Total Investments — 117.1% (Cost: $184,303,539)		201,077,333
Liabilities in Excess of Other Assets — (17.1)%		(29,380,818)
Net Assets — 100.0%		$171,696,515

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Self-Driving EV and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,237,004	$12,243,618 (a)	$—	$535	$—	$30,481,157	30,465,924	$194,989 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	70,000 (a)	—	—	—	70,000	70,000	687	—
				$535	$—	$30,551,157		$195,676	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	2	12/19/25	$687	$19,120
Euro STOXX 50 Index	6	12/19/25	392	13,684
				$32,804
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$63,876,471	$89,649,762	$—	$153,526,233
Preferred Stocks	—	16,999,943	—	16,999,943

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Self-Driving EV and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$30,551,157	$—	$—	$30,551,157
	$94,427,628	$106,649,705	$—	$201,077,333
Derivative Financial Instruments(a)
Assets
Equity Contracts	$32,804	$—	$—	$32,804

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares